Commitments and Contingencies (Details) - USD ($) $ in Thousands								1 Months Ended	12 Months Ended
	Dec. 11, 2023	Oct. 19, 2023	Aug. 02, 2023	Jun. 13, 2023	Jun. 09, 2023	Jun. 13, 2022	May 26, 2021	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 12, 2023	May 02, 2023	Apr. 05, 2023	Mar. 31, 2023
Commitments and Contingencies (Details) [Line Items]
Annual lease payments									$ 2,200
Revenues earned									$ 280,678	$ 259,171	$ 213,243
SBI Crypto Co Litigation [Member] | Profit Loss [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency estimate of possible loss														$ 15,000
SBI Crypto Co Litigation [Member] | Equipment Damage [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency estimate of possible loss														$ 16,000
Rhodium Litigation [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency estimate of possible loss													$ 26,000
Rhodium Litigation [Member] | Breach Of Contract and Other Damages [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency damages	$ 55,000
Northern data working capital disputes [Member]
Commitments and Contingencies (Details) [Line Items]
Escrow Deposit															$ 29,500
Final determination					$ 27,100
Amount released from escrow					27,100
Remaining amount in escrow allocated to the defendant				$ 2,400
Gain on acquisition post-close dispute settlement					$ 26,000
G M O [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency estimate of possible loss						$ 150,000
Loss contingency damages		$ 496,000				$ 25,000
Minimum | Rhodium Litigation [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency estimate of possible loss												$ 7,000
Minimum | Rhodium Litigation [Member] | Profit Loss [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency damages			$ 1,000
Minimum | Rhodium Litigation [Member] | Energy Credits [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency damages			42,000
Minimum | Rhodium Litigation [Member] | Breach Of Contract and Other Damages [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency damages			$ 700
Maximum | Rhodium Litigation [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency estimate of possible loss												$ 10,000
Whinstone [Member] | Discount Rate
Commitments and Contingencies (Details) [Line Items]
Discount rate									2.50%
Acquisition of Whinstone [Member]
Commitments and Contingencies (Details) [Line Items]
Additional consideration paid							$ 86,000
Future power credits to be received									$ 1,200
Future power credits to be received, term									12 years
Discount rate of contigent consideration									8.00%
Power [Member] | TXU Power Supply Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Revenues earned								$ 125,100
Future Power Bills [Member] | TXU Power Supply Agreement [Member] | Beginning in 2022 [Member]
Commitments and Contingencies (Details) [Line Items]
Cash proceeds from services									$ 59,700
MicroBT Electronics Technology Co., LTD
Commitments and Contingencies (Details) [Line Items]
Purchase of miners									191,100
Additional commitment amount									270,400
2024									220,000
2025									50,400
Midas Green Technologies, LLC
Commitments and Contingencies (Details) [Line Items]
Purchase of miners									31,200
Purchase Obligation, Remaining Commitment Due in the second quarter of 2024									21,100
ERCOT [Member] | Power [Member] | TXU Power Supply Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Contingent Sale Proceeds Against Future Remittance									$ 26,300
Whinstone [Member]
Commitments and Contingencies (Details) [Line Items]
Fair value of the contingent consideration							$ 83,000
Whinstone [Member] | Power [Member] | TXU Power Supply Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Cash proceeds from services								29,000
Power Management Fees								$ 10,000